RELATED PARTIES TRANSACTIONS	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTIES TRANSACTIONS

NOTE 9 - RELATED PARTIES TRANSACTIONS:

	As of June 30,	As of December 31,
	2025	2024
	U.S. dollars in thousands
Balances With Related Parties:
Promissory note	2,231	2,151

	Six months ended June 30
	2025	2024
	U.S. dollars in thousands
Transactions with Related Parties:
Finance expenses:
Interest expense related to Promissory note	80	39
Share-based compensation:
Research and development income, net	-	20
General and administrative expenses	42	81